December 6, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001


Re: Capital World Bond Fund, Inc.
File Nos. 33-12447 and 811-5104



Dear Sir or Madam:

     Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 29, 2004 of the Registrant's Post-Effective Amendment No. 27 under the Act and Amendment No. 28 under the Investment Company Act of 1940.

Sincerely yours,


/s/ Julie F. Williams
Julie F. Williams

Attachment

cc:      Linda Stirling


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